AFD EXCHANGE RESERVES

SEMI-ANNUAL REPORT
MARCH 31, 2000


LETTER TO SHAREHOLDERS                                    AFD EXCHANGE RESERVES
_______________________________________________________________________________

May 9, 2000

Dear Shareholder:

We are pleased to provide an overview of economic conditions during AFD Exchange Reserves' semi-annual reporting period ended March 31, 2000. AFD Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal liquidity.

The Fund's net assets as of March 31, 2000 totaled approximately $1,034.6 million, and the average weighted maturity of the Fund's portfolio was 16 days.

ECONOMIC COMMENTARY
The U.S. Federal Reserve ("Fed") raised the Fed Funds target 25-basis points to 6.00% on March 21, 2000. This was the fifth policy adjustment since June 1999. The U.S. economy continued its rapid expansion with a 5.4% gross domestic product ("GDP") growth in the first quarter of 2000, following a 6.5% growth in the second half of 1999. Unsustainably strong consumer and business spending continues to offset deterioration in U.S. trade performance and slow inventory accumulation. We expect the 5.0% GDP growth rate in 2000 to slow down to a 4.3% rate in 2001. Overall, the U.S. economy remains healthy but an excessively strong demand for labor, driving the unemployment rate down to 3.9%, has created the risk of accelerating wage inflation. In addition, the current account deficit, which will approach a -5.0% rate of GDP in 2000, renders the U.S. economy increasingly susceptible to global shocks.

Headline inflation edged up in the first quarter due to the recovery of energy prices. The total consumer product index ("CPI") rose 3.2% year-on-year versus a 2.6% in the fourth quarter. Underlying ex-food and energy CPI rose 2.1% versus a 2.0% in the fourth quarter. Although oil prices have receded from their early March highs, Brent Crude, at $26.00 per barrel remains 60% above the year-ago level. Therefore, oil will continue to impact U.S. inflation performance in the upcoming quarters. No pass-through of the recent acceleration in wage growth, to a 3.8% year-on-year in April, has been observed in inflation data. The potential for this pass-through remains a key concern motivating the Federal Reserve to raise interest rates.

We expect further Fed Funds increases led by slightly higher bond yields in the next six months as the Federal Reserve and the bond market respond to the need for additional restraint on U.S. economic growth.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa


AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1


STATEMENT OF NET ASSETS
MARCH 31, 2000 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY                                  YIELD                VALUE
-------------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY
          OBLIGATIONS-86.1%
          FEDERAL HOME LOAN BANK
$290,200  4/03/00                                    6.05%        $290,200,000
  17,500  2/09/01 MTN                                6.40           17,496,584
  40,000  10/06/00 FRN                               6.66           39,986,094
          FEDERAL HOME LOAN
          MORTGAGE CORP.
  59,700  4/11/00                                    5.23           59,621,063
 286,600  4/03/00                                    6.05          286,600,000
          FEDERAL NATIONAL
          MORTGAGE ASSOCIATION
 100,000  4/03/00                                    6.05          100,000,000
  20,000  10/05/00 FRN MTN                           6.65           19,995,058
          STUDENT LOAN MARKETING ASSOCIATION
  40,000  10/12/00 FRN                               6.59           39,977,444
  17,500  10/04/00 FRN                               6.65           17,495,699
          U.S TREASURY BILLS
  20,000  4/20/00                                    5.98           19,943,522

          Total U.S. Government Agency
          Obligations
          (amortized cost $891,315,464)                            891,315,464

          COMMERCIAL PAPER-10.0%
          AMERICAN EXPRESS CO.
   4,000  5/19/00                                    5.55            3,969,231
          ASSOCIATES FIRST
          CAPITAL CORP.
  14,000  4/03/00                                    6.23           14,000,000
          BEAR STEARNS COS., INC.
   8,000  4/28/00                                    6.06            7,966,333
          BELL ATLANTIC NETWORK FUNDING
   8,000  4/28/00                                    6.00            7,966,667
          DUPONT (E. I.) DE
          NEMOURS & CO.
   5,000  5/25/00 (a)                                6.02            4,956,522
          EASTMAN KODAK CO.
   8,000  6/22/00                                    6.09            7,891,733
          GENERAL MOTORS
          ACCEPTANCE CORP.
   8,000  5/30/00                                    6.06            7,923,240
          PRIVATE EXPORT FUNDING CORP.
  12,000  5/10/00                                    6.02           11,925,754
          PRUDENTIAL FUNDING CORP.
   8,000  4/28/00                                    6.01            7,966,611
          SBC COMMUNICATIONS, INC.
   8,000  5/23/00                                    6.05            7,932,778
          UNILEVER N.V.
  12,800  4/03/00 (a)                                6.28           12,800,000
          WAL-MART STORES, INC.
   8,000  5/09/00                                    5.41            7,951,840

          Total Commercial Paper
          (amortized cost $103,250,709)                            103,250,709

          CERTIFICATES OF DEPOSIT-1.4%
          CHASE MANHATTAN BANK
   7,000  5.37%, 5/22/00                             5.89            6,994,577
          WACHOVIA BANK NA
   8,000  5.95%, 9/11/00                             5.95            8,000,000

          Total Certificates of Deposit
          (amortized cost $14,994,577)                              14,994,577

          CORPORATE DEBT OBLIGATION-0.8%
          DORADA FINANCE, INC.
   8,000  6.02%, 9/15/00 MTN (a)
          (amortized cost $8,000,000)                6.02            8,000,000

          BANK OBLIGATION-0.8%
          FIRST NATIONAL BANK OF CHICAGO
   8,000  5.60%, 6/14/00
          (amortized cost $7,999,243)                5.96            7,999,243

          TOTAL INVESTMENTS-99.1%
          (amortized cost $1,025,559,993)                        1,025,559,993
          Other assets less
          liabilities-0.9%                                           9,022,270


2


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                                                         VALUE
-------------------------------------------------------------------------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          701,777,532 Class A shares;
          194,405,536 Class B shares;
          130,709,589 Class C shares
          and 7,646,731 Advisor Class
          shares outstanding)                                   $1,034,582,263



(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, these securities amounted to $25,756,522, representing 2.5% of net assets.

     Glossary of Terms:
     FRN - Floating Rate Note
     MTN - Medium Term Note

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)               AFD EXCHANGE RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $20,513,511

EXPENSES
  Advisory fee                                     $  891,951
  Distribution fee - Class A                          914,394
  Distribution fee - Class B                        1,222,726
  Distribution fee - Class C                          363,295
  Transfer agency                                     380,261
  Registration fees                                   120,617
  Custodian                                           107,407
  Administrative                                       52,144
  Printing                                             35,322
  Audit and legal                                      31,855
  Trustees' fees                                       12,731
  Miscellaneous                                         6,103
  Total expenses                                                    4,138,806
  Net investment income                                            16,374,705

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                         36,558

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $16,411,263


See notes to financial statements.


4


STATEMENTS OF CHANGES IN NET ASSETS                       AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED    YEAR ENDED
                                               MARCH 31, 2000    SEPTEMBER 30,
                                                 (UNAUDITED)         1999
                                              ---------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $   16,374,705    $ 19,166,124
  Net realized gain on investment
    transactions                                       36,558           7,937
  Net increase in net assets from
    operations                                     16,411,263      19,174,061

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                        (8,790,898)     (8,793,553)
    Class B                                        (5,222,117)     (6,755,553)
    Class C                                        (2,192,515)     (3,331,654)
    Advisor Class                                    (169,175)       (285,364)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    337,483,262     248,788,147
  Total increase                                  337,519,820     248,796,084

NET ASSETS
  Beginning of year                               697,062,443     448,266,359
  End of period                                $1,034,582,263    $697,062,443


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset


6


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets;
 .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2000, such reimbursements totaled $52,144.

For the six months ended March 31, 2000, the Fund's expenses were reduced by $17,185 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $311,168, $991,741, and $86,564 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $312,776 for the six months ended March 31, 2000.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At March 31, 2000, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.


7


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At March 31, 2000, capital paid-in aggregated $701,777,532 for Class A, $194,405,536 for Class B, $130,709,589 for Class C and $7,646,731 for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                                           CLASS A
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 2000     SEPTEMBER 30,
                                                (UNAUDITED)          1999
                                              ---------------   ---------------
Shares sold                                     8,886,713,462   7,526,806,604
Shares issued on reinvestments of dividends         8,790,898       8,793,553
Shares converted from Class B                       3,425,356       5,089,768
Shares redeemed                                (8,486,838,269) (7,419,466,877)
Net increase                                      412,091,447     121,223,048

                                                           CLASS B
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 2000     SEPTEMBER 30,
                                                (UNAUDITED)          1999
                                              ---------------   ---------------
Shares sold                                       374,687,526     691,292,049
Shares issued on reinvestments of dividends         5,222,117       6,755,553
Shares converted to Class A                        (3,425,356)     (5,089,768)
Shares redeemed                                  (449,570,010)   (577,199,891)
Net increase (decrease)                           (73,085,723)    115,757,943

                                                           CLASS C
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 2000     SEPTEMBER 30,
                                                (UNAUDITED)          1999
                                              ---------------   ---------------
Shares sold                                     1,747,651,905   2,430,472,681
Shares issued on reinvestments of dividends         2,192,515       3,331,654
Shares redeemed                                (1,747,437,753) (2,430,333,424)
Net increase                                        2,406,667       3,470,911

                                                        ADVISOR CLASS
                                             ----------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              MARCH 31, 2000     SEPTEMBER 30,
                                                (UNAUDITED)          1999
                                              ---------------   ---------------
Shares sold                                       235,425,952     255,695,937
Shares issued on reinvestments of dividends           169,175         285,364
Shares redeemed                                  (239,524,256)   (247,645,056)
Net increase (decrease)                            (3,929,129)      8,336,245


8


FINANCIAL HIGHLIGHTS                                      AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                                2000     ---------------------------------------------------------------
                                            (UNAUDITED)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0240        .0408        .0454        .0411        .0416        .0453

LESS: DIVIDENDS
Dividends from net investment income          (.0240)      (.0408)      (.0454)     (.04110)      (.0416)      (.0453)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
asset value (a)                                 2.39%        4.16%        4.64%        4.19%        4.24%        4.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $702         $290         $168          $41          $41          $41
Ratios to average net assets of:
  Expenses, net of waivers                      .98%(b)      .99%        1.06%        1.38%        1.29%         1.21%
  Expenses, before waivers                      .98%(b)      .99%        1.06%        1.38%        1.29%         1.29%
  Net investment income                        4.91%(b)     4.06%        4.56%        4.10%        4.15%         4.63%(c)


                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                                2000     ---------------------------------------------------------------
                                            (UNAUDITED)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0215        .0357        .0404        .0361        .0366        .0404

LESS: DIVIDENDS
Dividends from net investment income          (.0215)      (.0357)      (.0404)      (.0361)      (.0366)      (.0404)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
asset value (a)                                 2.14%        3.64%        4.13%        3.67%        3.72%        4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $194         $267         $152          $74          $65          $65
Ratios to average net assets of:
  Expenses, net of waivers                      1.48%(b)     1.50%        1.58%        1.88%        1.79%        1.70%
  Expenses, before waivers                      1.48%(b)     1.50%        1.58%        1.88%        1.79%        1.78%
  Net investment income                         4.31%(b)     3.57%        4.05%        3.61%        3.67%        4.17%(c)


See footnote summary on page 10.


9


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                                2000     ---------------------------------------------------------------
                                            (UNAUDITED)      1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0227        .0383        .0430        .0386        .0390        .0430

LESS: DIVIDENDS
Dividends from net investment income          (.0227)      (.0383)      (.0430)      (.0386)      (.0390)      (.0430)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
asset value (a)                                 2.27%        3.90%        4.39%        3.93%        3.98%        4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $131         $128         $125          $24          $13          $10
Ratios to average net assets of:
  Expenses, net of waivers                      1.22%(b)     1.24%        1.29%        1.61%        1.55%        1.45%
  Expenses, before waivers                      1.22%(b)     1.24%        1.29%        1.61%        1.55%        1.52%
  Net investment income                         4.59%(b)     3.86%        4.34%        3.90%        3.89%        4.41%(c)


                                                               ADVISOR CLASS
                                            --------------------------------------------------
                                            SIX MONTHS                             JANUARY 30,
                                              ENDED                                 1997(D)
                                             MARCH 31,   YEAR ENDED SEPTEMBER 30,      TO
                                               2000      ------------------------ SEPTEMBER 30,
                                            (UNAUDITED)      1999         1998         1997
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0265        .0458        .0505        .0254

LESS: DIVIDENDS
Dividends from net investment income          (.0265)      (.0458)      (.0505)      (.0254)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           2.64%        4.68%        5.18%        3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $7,647      $11,576       $3,240          $35
Ratio of expenses to average net assets          .45%(b)      .49%         .55%         .88%(b)
Ratio of net investment income to
  average net assets                            5.37%(b)     4.57%        5.08%        4.15%(b)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)  Annualized.

(c)  Net of expenses waived by the Adviser.

(d)  Commencement of distribution.


10


                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

AFD EXCHANGE RESERVES
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Toll-free 1(800) 221-5672

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


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THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
    Quality Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Health Care Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio

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